SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation:	A. Basis of Presentation: The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements:

  B. Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

Financial statement in U.S. dollars:

  C. Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “USD”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of Accounting Standards Codification (“ASC”) 830-10, “Foreign Currency Translation.”

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents and restricted cash:

  D. Cash and cash equivalents and restricted cash:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.

Restricted cash consists of deposits pledged to a bank that provided guarantee in connection with an operating lease.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Property and equipment:

  E. Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the useful life of the asset

Fair value of financial instruments:

  F. Fair value of financial instruments:

The carrying values of cash and cash equivalents, , trade receivables, other current receivables, marketable equity securities, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

ASC 820, “Fair Value Measurements and Disclosures, (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact. The Company also considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s investment in marketable equity securities is classified within Level 1 of the fair value hierarchy because its quoted price in active market and no other assets are carried at fair value.

Marketable equity securities:

  G. Marketable equity securities:

In accordance with ASC 321, marketable equity securities are recorded at fair value. The fair value is based on quoted price in active market for the same asset. Unrealized gains and losses before the securities are sold are reported in the statement of comprehensive loss as financial income or expenses, as appropriate.

Leases:

  H. Leases:

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the Company’s consolidated balance sheet. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities were recognized based on the present value of the remaining lease payments over the lease term. When the Company’s lease did not provide an implicit rate, the Company used its incremental borrowing rate in determining the present value of lease payments. The implicit rate within the operating leases is generally not reasonably determinable, therefore, the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. The operating lease ROU asset excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

The Company has lease agreements with lease and non-lease components, which are generally accounted for separately. For certain leases, such as real estate assets, the Company accounts for the lease and non-lease components as a single lease component.

The Company has made an accounting policy election not to recognize ROU assets and lease liabilities that arise from short-term leases for facilities and equipment. Instead, the Company recognizes the lease payments in the consolidated statement of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

Share-based compensation:

  I. Share-based compensation:

The Company applies ASC 718-10, “Share-Based Payment,” (“ASC 718-10”), which requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors including share options granted under the Company’s incentive share option plan based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of share-based payment awards on the date of grant. The value of the portion of the share-based payment award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statements of comprehensive loss.

The Company’s and the Company’s subsidiary, Eye-Net, granted options are recorded as an Additional Paid in Capital and as Non-Controlling Interest, respectively, in the Consolidated Statements of Changes in Shareholders’ Equity.

The Company accounts for share-based compensation expense based on estimated grant date fair value, using the Black-Scholes option-pricing model. The fair value is recognized as an expense in the consolidated financial statements over the requisite service periods. For performance-based grants, the Company recognizes compensation costs for grants that are expected to vest based on whether performance criteria are expected to be met. The determination of fair value and the timing of expense using option pricing models such as the Black-Scholes model require the input of subjective assumptions, including the expected term and the expected price volatility of the underlying share. The Company estimates the expected term assumption using the “simplified” method. In determining the Company’s expected share price volatility assumption, the Company reviews the historical and implied volatility of the Company’s Ordinary Shares.

The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term.

The Company also grants Restricted Stock Units (RSUs) to employees and directors under its share-based compensation plan. RSUs represent a right to receive shares of the Company’s stock upon meeting the applicable vesting conditions. The fair value of RSUs is determined based on the market price of the Company’s stock on the grant date and is amortized as compensation expense over the requisite service period on a straight-line basis..

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Basic and diluted net loss per share:

  J. Basic and diluted net loss per share:

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the year. Diluted loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding plus the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued, using the treasury stock method, in accordance with ASC 260-10, “Earnings per Share.” Potentially dilutive Ordinary Shares were excluded from the diluted loss per share calculation because they were anti-dilutive. The outstanding awards granted to employees (see note 10) were not included in the computation of diluted EPS because their affect would be anti-dilutive.

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2024	2023	2022
Net loss	11,138	18,410	21,676
Basic and diluted loss per Ordinary Share (in USD)	(0.02)	(0.06)	(0.07)
Basic and diluted loss per ADS (in USD) (*)	(0.6)	(1.8)	(2.1)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	466,597	331,350	322,817
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	15,553	11,045	10,761

(*)	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares no par value per share, from the former ADS Ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS Ratio of one (1) ADS to thirty (30) Ordinary Shares. For all the periods presented, basic and diluted loss per ADS have been retrospectively adjusted.

Revenue recognition:

  K. Revenue recognition:

The Company applies ASC 606 “Revenue from contracts with customers” (“ASC 606”). Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when or as performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services. The Company then allocates the transaction price (the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied.

Research and development expenses, net:

  L. Research and development expenses, net:

Pursuant to ASC 985-20, “Software - Costs of Software to be Sold, Leased, or Marketed”, development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between “technological feasibility” and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Research and development expenses are charged to the statement of comprehensive loss as incurred.

Non-royalty-bearing grants for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses.

Recent Accounting Standards

  M. Recent Accounting Standards

1.	Recently Adopted Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures” (“ASU 2023-07”) to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. All disclosure requirements of ASU 2023-07 are also required for entities with a single reportable segment. ASU 2023-07 is effective starting January 1, 2024, and should be applied on a retrospective basis to all periods presented. The adoption of this ASU did not have a material impact on the Company’s financial statements (see also Note 16).

2.	Accounting pronouncements not yet effective

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted starting January 1, 2025. Early adoption is permitted, and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027, and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method